Company Balance Sheet	12 Months Ended
Dec. 31, 2020
Disclosure of separate financial statements [Abstract]
Company Balance Sheet	COMPANY BALANCE SHEET

		December 31,
		2020	2019
	Notes	US$ in millions
ASSETS
Non-current assets
Interests in subsidiaries		$1,144	$1,129
Note receivable from subsidiaries		7,782	5,919
Total non-current assets		8,926	7,048
Current assets
Other receivables and prepayments		59	96
Cash and cash equivalents		6	216
Other assets		—	35
Total current assets		65	347
Total assets		$8,991	$7,395
EQUITY
Capital and reserves attributable to equity holders of the Company
Share capital		$81	$81
Reserves	28(a)	1,851	1,738
Total equity		1,932	1,819
LIABILITIES
Non-current liabilities
Borrowings		6,920	5,461
Other payables		3	1
Total non-current liabilities		6,923	5,462
Current liability
Other payables		136	114
Total current liability		136	114
Total liabilities		7,059	5,576
Total equity and liabilities		$8,991	$7,395
Net current (liabilities)/assets		$(71)	$233
Total assets less current liability		$8,855	$7,281

(a)    Movement of reserves

	Capital reserve	Share premium	Share-based compensation reserves	Currency translation reserve	Retained earnings	Total
	US$ in millions
Balance at January 1, 2018	$106	$1,428	$49	$(14)	$213	$1,782
Profit for the year	—	—	—	—	2,192	2,192
Other comprehensive expense for the year	—	—	—	(4)	—	(4)
Total comprehensive (expense)/income	—	—	—	(4)	2,192	2,188
Exercise of share options	—	23	—	—	—	23
Transfer to share premium upon exercise of share options	—	6	(6)	—	—	—
Forfeiture of share options	—	—	(4)	—	4	—
Share-based compensation of the Company	—	—	14	—	—	14
Dividends to equity holders of the Company (Note 10)	—	—	—	—	(2,053)	(2,053)
Balance at December 31, 2018	106	1,457	53	(18)	356	1,954
Profit for the year	—	—	—	—	1,792	1,792
Other comprehensive income for the year	—	—	—	4	—	4
Total comprehensive income	—	—	—	4	1,792	1,796
Exercise of share options	—	28	—	—	—	28
Transfer to share premium upon exercise of share options	—	6	(6)	—	—	—
Forfeiture of share options	—	—	(3)	—	3	—
Share-based compensation of the Company	—	—	14	—	—	14
Dividends to equity holders of the Company (Note 10)	—	—	—	—	(2,054)	(2,054)
Balance at December 31, 2019	106	1,491	58	(14)	97	1,738
Profit for the year	—	—	—	—	1,120	1,120
Other comprehensive income for the year	—	—	—	3	—	3
Total comprehensive income	—	—	—	3	1,120	1,123
Exercise of share options	—	6	—	—	—	6
Transfer to share premium upon exercise of share options	—	1	(1)	—	—	—
Forfeiture of share options	—	—	(8)	—	8	—
Share-based compensation of the Company	—	—	9	—	—	9
Dividends to equity holders of the Company (Note 10)	—	—	—	—	(1,025)	(1,025)
Balance at December 31, 2020	$106	$1,498	$58	$(11)	$200	$1,851